Taxes Payable - Value added tax (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Taxes payable
Income tax payable	$ 477,466	$ 224,882
VAT payable	58,897	134,172
Other tax payables	7,237	16,283
Total	$ 543,600	$ 375,337